Leases - Future Minimum Rental Payments Under Noncancelable Operating Leases (Details) $ in Millions	Jul. 01, 2017 USD ($)
Leases [Abstract]
2018	$ 295.4
2019	270.1
2020	242.3
2021	205.9
2022	194.1
Subsequent to 2022	1,250.9
Total minimum future rental payments	$ 2,458.7